ACCOUNTS RECEIVABLE, NET - Additional Information (Details) $ in Millions			6 Months Ended
	Jun. 28, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Net recovery of provision for credit losses made for accounts receivable due from third parties				¥ 4,012,249
Provision for doubtful accounts of accounts receivable due from third parties			¥ 1,051,564
Percentage of not-collection from our customers	28.6	28.6
Amount of not-collection from our customers	¥ 8,800,000	$ 1.2